Prospectus Supplement	January 11, 2022

Putnam Global Income Trust
Prospectus dated February 28, 2021

Paul Scanlon, who is currently a portfolio manager of the fund, will retire as a portfolio manager of the fund effective March 31, 2022.

Effective March 31, 2022, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Michael Salm, Chief Investment Officer, Fixed Income, portfolio manager of the fund since 2007

Michael Atkin, Head of Macro and Sovereign Credit, portfolio manager of the fund since 2007

Norman Boucher, Portfolio Manager, portfolio manager of the fund since 2022

Albert Chan, Head of Portfolio Construction, portfolio manager of the fund since 2020

Robert Davis, Portfolio Manager, portfolio manager of the fund since 2017

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2022, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Michael Salm	2007	Putnam Management	Chief Investment Officer, Fixed Income
		1997–Present	Previously, Co-Chief Investment Officer,
			Fixed Income, Co-Head of Fixed Income
Michael Atkin	2007	Putnam Management	Head of Macro and Sovereign Credit
		1997–Present	Previously, Portfolio Manager
Norman Boucher	2022	Putnam Management	Portfolio Manager
		1998–Present
Albert Chan	2020	Putnam Management	Head of Portfolio Construction
		2002–Present	Previously, Portfolio Manager
Robert Davis	2017	Putnam Management	Portfolio Manager
		1999–Present	Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

328561 2/22

Statement of Additional Information Supplement	January 11, 2022

Putnam Global Income Trust
Statement of Additional Information dated February 28, 2021

Effective March 31, 2022, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Michael Salm, Michael Atkin, Norman Boucher, Albert Chan and Robert Davis. The sub-sections below are also supplemented solely with regard to Mr. Boucher as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of November 30, 2021. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts
(including separate
accounts, managed
account programs and
	Other SEC-registered		Other accounts that pool		single-sponsor defined
Portfolio	open-end and closed-end		assets from more than		contribution plan
manager	funds		one client		offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Norman Boucher	10	$2,464,600,000	8	$487,000,000	9	$1,746,400,000

Ownership of securities

The dollar range of shares of the fund owned by Mr. Boucher as of November 30, 2021, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

SAI Supplement – 01/22